Investment Objectives and Goals - Lazard Government Money Market Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Government Money Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks current income consistent with the preservation of capital.